Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [line items]
Trade receivables	₽ 24,039	₽ 23,878
Less allowance for expected credit losses on trade receivables	(6,749)	(5,630)
Total trade receivables, net	17,290	18,248
Other receivables	3,410	3,967
Less allowance for expected credit losses on other receivables	(3,088)	(3,453)
Total other receivables, net	322	514
Total accounts receivable, net	17,612	18,762
Domestic customers [member]
Trade and other receivables [line items]
Trade receivables	19,037	19,064
Foreign customers [member]
Trade and other receivables [line items]
Trade receivables	₽ 5,002	₽ 4,814